Segment Reporting (Reconciliation of Capital Expenditures by Segment) (Details) - Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Capital expenditures	$ 21,394	$ 16,719	$ 12,910
Medical Office Buildings
Segment Reporting Information [Line Items]
Capital expenditures	4,585	5,309	7,582
Triple-net leased healthcare facilities
Segment Reporting Information [Line Items]
Capital expenditures	3,976	396	1,152
Seniors Housing Communities
Segment Reporting Information [Line Items]
Capital expenditures	$ 12,833	$ 11,014	$ 4,176